INCOME TAXES (Schedule of Taxes on Income by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxes on income by jurisdiction
Domestic	$ 1,031	$ 3,055	$ 2,187
Foreign	(1,641)	(1,410)	589
Taxes on income	(610)	1,645	2,776
Domestic:
Current taxes	1,466	3,519	1,121
Deferred tax (benefit) expense	(984)	(197)	649
Taxes in respect of previous years	549	(267)	417
Total - Domestic	1,031	3,055	2,187
Foreign:
Current taxes	1,032	297	585
Deferred tax benefit	(2,130)	(1,845)	(191)
Taxes in respect of previous years	(543)	138	195
Total - Foreign	(1,641)	(1,410)	589
Total income tax expense (benefit)	$ (610)	$ 1,645	$ 2,776